THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 91.6%

	Face Amount	Value
China — 57.7%
Alibaba Group Holding
Callable 09/06/2027 @ $100
3.400%, 12/06/2027	$200,000	$214,221
Anhui Transportation Holding Group HK
1.618%, 08/26/2026	200,000	198,000
China Huaneng Group Hong Kong Treasury
Management Holding
Callable 12/09/2025 @ $100
3.080% ‡(A)	200,000	204,788
China SCE Group Holdings
Callable 04/09/2022 @ $104
7.375%, 04/09/2024	200,000	194,074
Chinalco Capital Holdings
Callable 05/03/2026 @ $100
2.125%, 06/03/2026	200,000	198,230
CNAC HK Finbridge
3.000%, 09/22/2030	200,000	200,228
Contemporary Ruiding Development
1.500%, 09/09/2026	200,000	196,898
Easy Tactic
Callable 11/05/2021 @ $104
8.125%, 02/27/2023	200,000	142,397
eHi Car Services
Callable 11/14/2023 @ $104
7.750%, 11/14/2024	200,000	200,433
Callable 09/21/2024 @ $104
7.000%, 09/21/2026	200,000	187,501
JD.com
Callable 10/14/2029 @ $100
3.375%, 01/14/2030	200,000	209,925
Kaisa Group Holdings
Callable 11/05/2021 @ $105
9.375%, 06/30/2024	200,000	151,537
Meituan
Callable 07/28/2030 @ $100
3.050%, 10/28/2030	200,000	185,463
New Oriental Education & Technology Group
Callable 06/02/2025 @ $100
2.125%, 07/02/2025	400,000	357,951

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2021
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount		Value
Redco Properties Group
Callable 01/06/2022 @ $ 100
10.500%, 01/06/2023	CNY	1,500,000	$221,032
Redsun Properties Group
9.500%, 09/20/2023		200,000	191,108
RKPF Overseas 2020 A
Callable 07/26/2024 @ $ 103
5.125%, 07/26/2026		200,000	182,785
Ronshine China Holdings
Callable 01/25/2023 @ $ 103
7.100%, 01/25/2025		200,000	135,980
Shenzhen Expressway
Callable 06/08/2026 @ $ 100
1.750%, 07/08/2026		200,000	198,834
Shuifa International Holdings BVI
4.300%, 05/08/2023		200,000	200,113
State Grid Overseas Investment BVI
Callable 08/08/2026 @ $ 100
1.125%, 09/08/2026		200,000	196,823
Talent Yield International
Callable 04/26/2026 @ $ 100
2.000%, 05/06/2026		200,000	201,301
Tencent Holdings MTN
Callable 12/03/2049 @ $ 100
3.240%, 06/03/2050		200,000	188,222
Tingyi Cayman Islands Holding
1.625%, 09/24/2025		200,000	198,428
Xiaomi Best Time International
Callable 04/14/2031 @ $ 100
2.875%, 07/14/2031		200,000	198,141
Yango Justice International
Callable 02/17/2023 @ $ 103
7.500%, 02/17/2025		200,000	130,080
Yili Holding Investment
Callable 10/19/2025 @ $ 100
1.625%, 11/19/2025		200,000	198,350
Yongda Investment
2.250%, 06/16/2025		200,000	200,676
Yuzhou Group Holdings
Callable 02/26/2022 @ $ 104
8.500%, 02/26/2024		200,000	158,009

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2021
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Zhejiang Expressway
1.638%, 07/14/2026	$200,000	$197,271
Zhenro Properties Group
Callable 09/10/2023 @ $102
7.100%, 09/10/2024	200,000	175,277
Zhongyuan Zhicheng
3.200%, 07/06/2026	200,000	204,551

		6,218,627

Hong Kong — 3.8%
AIA Group MTN
Callable 04/07/2026 @ $100
2.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.758% ‡	200,000	202,285
FWD Group
Callable 09/13/2024 @ $100
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.876% ‡	200,000	204,515

		406,800

India — 10.3%
Adani Green Energy
4.375%, 09/08/2024	200,000	199,986
Adani International Container Terminal Pvt
Callable 08/18/2030 @ $100
3.000%, 02/16/2031	300,000	291,133
Adani Transmission
4.000%, 08/03/2026	200,000	211,925
REC MTN
2.250%, 09/01/2026	200,000	195,370
Vedanta Resources Finance II
Callable 12/21/2022 @ $106
13.875%, 01/21/2024	200,000	216,250

		1,114,664

Indonesia — 13.4%
Bank Mandiri Persero MTN
2.000%, 04/19/2026	200,000	200,246
Indonesia Asahan Aluminium Persero
Callable 11/15/2049 @ $100
5.800%, 05/15/2050	200,000	233,750

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2021
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Indonesia Government International Bond
3.350%, 03/12/2071	$200,000	$184,320
Minejesa Capital BV
5.625%, 08/10/2037	200,000	211,300
4.625%, 08/10/2030	200,000	205,672
Perusahaan Perseroan Persero Perusahaan Listrik Negara
3.875%, 07/17/2029	200,000	211,740
Theta Capital Pte
Callable 11/05/2021 @ $103
6.750%, 10/31/2026	200,000	197,196

		1,444,224

Singapore — 3.6%
New Metro Global
Callable 10/15/2023 @ $102
4.625%, 10/15/2025	200,000	184,400
United Overseas Bank MTN
Callable 10/14/2026 @ $100
2.000%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 1.230%, 10/14/2031	200,000	199,974

		384,374

Sri Lanka — 1.2%
Sri Lanka Government International Bond
6.850%, 03/14/2024	200,000	126,686

Thailand — 1.6%
Thaioil Treasury Center MTN
3.500%, 10/17/2049	200,000	175,298

TOTAL CORPORATE OBLIGATIONS
(Cost $10,287,190)		9,870,673

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2021
(Unaudited)

CONVERTIBLE BOND — 1.8%

	Face Amount	Value
China — 1.8%
Meituan CV to 18.019
0.255%, 04/27/2028 (B)	$200,000	$190,900

TOTAL CONVERTIBLE BOND
(Cost $200,000)		190,900

TOTAL INVESTMENTS— 93.4%
(Cost $10,487,190)		$10,061,573

Percentages are based on Net Assets of $10,776,183.

‡	Perpetual security with no stated maturity date.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

CNY — Chinese Yen

CV — Convertible Security

MTN — Medium Term Note

VAR — Variable Rate

As of September 30, 2021, all of the Fund’s investments were considered level 2, in accordance with authoritative guidance under U.S. generally accepted accounting principles.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

HGI-QH-001-1800